Decommissioning Obligations - Detailed Information about Decommissioning Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of decommissioning liabilities [abstract]
Opening carrying amount	$ 104,238	$ 131,565
Changes in estimates	26,529	(32,688)
Accretion of present value discount	3,197	5,361
Closing carrying amount	$ 133,964	$ 104,238